Convertible and Senior Redeemable Preferred Shares and Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	7 Months Ended	12 Months Ended
	Jul. 22, 2016	Dec. 31, 2016	Jul. 31, 2016	Dec. 29, 2014
Common Stock Warrants [Member]
Class of Stock [Line Items]
Value of subordinated convertible promissory notes				$ 10.0
Warrants issued to purchase common stock		160,424
Warrants exercise price	$ 9.35
Warrants issued to purchase common stock price per share percentage		85.00%
Warrants expiration period		8 years
Common Stock Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrants exercise price		$ 24.30
Initial Public Offering [Member]
Class of Stock [Line Items]
Dividends recorded	$ 5.5
Initial Public Offering [Member] | Common Stock Warrants [Member]
Class of Stock [Line Items]
Number of common stock issue on conversion of preferred share			120,923
Price per share		$ 11.00
Initial Public Offering [Member] | Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Number of common stock issue on conversion of preferred share			21,110,204
Outstanding number of warrants			248